Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000250247 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250247 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000250247 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250247 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250247 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250247 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250247 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250247 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250247 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250247 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250247 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000250247 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000250247 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250247 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250247 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250247 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047292 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047292 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047292 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000047292 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047292 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047292 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047292 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047292 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047292 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047292 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047292 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000047292 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000047292 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047292 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000047292 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047292 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007415 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007415 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007415 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007415 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007415 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007415 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007415 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007415 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007415 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007415 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007415 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007415 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000007415 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007415 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007415 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007415 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007412 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007412 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007412 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007412 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007412 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007412 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007412 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007412 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007412 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007412 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007412 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007412 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000007412 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007412 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007412 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007412 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007414 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007414 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007414 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007414 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007414 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007414 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007414 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007414 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007414 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007414 | Visa, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007414 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007414 | United States
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000007414 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007414 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007414 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007414 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%